INCOME TAX (Schedule of Income Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
The Company and its Israeli subsidiaries	$ 46,138	$ 22,138	$ 22,634
Non-Israeli subsidiaries	30,095	33,408	27,420
Income before income tax	$ 76,233	$ 55,546	$ 50,054